Stock Based Compensation	9 Months Ended
Sep. 30, 2012
Stock Based Compensation [Abstract]
Stock Based Compensation

7.         STOCK BASED COMPENSATION

We account for stock options and restricted stock awards under the fair value method of accounting using a Black-Scholes valuation model to measure stock based compensation expense at the date of grant.  We recognize compensation expense related to stock based compensation awards in our income statements over the period during which we require an individual to provide service in exchange for such award.  For the nine months ended September 30, 2012 and 2011, we recorded stock-based compensation expense of $135,381 and $106,118, respectively. For the three months ended September 30, 2012 and 2011, we recorded stock-based compensation expense of $49,521 and $31,302, respectively.

We only recognize tax benefits for options that ordinarily will result in a tax deduction when the grant is exercised (non-qualified options).  For the nine months ended September 30, 2012, we recognized a $15,097 of tax benefits associated with the portion of the expense that was related to the issuance of non-qualified options.  There were no non-qualified options included in the expense calculation for the three months ended September 30, 2012 and the three and nine months ended September 30, 2011.

We have two equity incentive plans under which we may issue stock options and restricted stock, the 2010 Equity Incentive Plan, approved at the 2010 Annual Meeting of stockholders and the 2004 Equity Incentive Plan.  Our Compensation Committee administers the equity incentive plans.  As the plans outline, the Compensation Committee approves stock option and restricted stock grants to directors and employees, determines the number of shares, the type of award, the option or share price, the term (not to exceed 10 years from the date of issuance), the restrictions, and the vesting period of options and restricted stock issued.  The Compensation Committee has approved and we have granted options vesting immediately as well as over periods of two, three and five years and restricted stock awards that vest over periods of twelve months to three years.  We recognize the compensation expense associated with these grants over their respective vesting periods.  At September 30, 2012, there was $188,917 of total unrecognized compensation cost related to non-vested stock options and restricted stock awards that we expect to realize over the next 2.25 years.  As of September 30, 2012, there were 145,917 shares remaining available for future issuance under the equity incentive plans.  Directors and officers exercised options to purchase 2,900 shares of common stock during the nine month period ended September 30, 2012 and did not exercise any options during the nine month period ended September 30, 2011.

A summary of the stock option activity during the nine month periods follows:

	September 30,
	2012		2011
		Weighted		Weighted
	Number	average	Number	average
	of shares	exercise price	of shares	exercise price

Outstanding, beginning of period	325,331	$8.65	310,151	$8.60
Options granted	94,627	8.47	23,280	7.82
Options exercised	(2,900)	6.40	-	-
Options forfeited	(2,000)	8.00	-	-
Outstanding, end of period	415,058	$8.62	333,431	$8.54

Information related to options as of September 30, 2012 follows:

	Outstanding options			Exercisable options
Exercise price	Number of shares at September 30, 2012	Weighted average remaining term	Weighted average exercise price	Number of shares at September 30, 2012	Weighted average exercise price
$4.94-$7.64	93,231	5.98	$6.37	93,231	$6.36
$7.65-$8.65	137,207	8.04	7.90	53,986	7.77
$8.66-$10.00	46,620	1.89	9.74	46,620	9.74
$10.01-$11.31	138,000	4.25	10.49	123,000	10.43
	415,058	5.63	$8.62	316,837	$8.68
Intrinsic value of outstanding options where the market value exceeds the exercise price.		$990,504
Intrinsic value of exercisable options where the market value exceeds the exercise price		$738,102

During the nine months ended September 30, 2012 and 2011, we granted 10,947 and 8,786 restricted common stock awards, respectively.  During the period ended September 30, 2012, there were 189 restricted shares that had previously vested and 520 non-vested restricted shares that were forfeited.  The following table provides a summary of the restricted stock awards during the nine month periods and their vesting schedule.

	September 30,		September 30,
	2012		2011
	Number	Weighted	Number	Weighted
	of shares	average	of shares	average
		grant date		grant date
		fair value		fair value
Nonvested, beginning of period	15,691	$7.41	17,641	$7.13
Restricted stock granted	10,947	8.00	8,786	7.82
Restricted stock vested	(6,788)	7.34	(8,279)	7.13
Restricted stock forfeited	(520)	8.00	-	-
Nonvested, end of period	19,330	$7.75	18,148	$7.46

Total fair value of shares vested	$49,853		$59,029

Intrinsic value of outstanding restricted stock awards where the market value exceeds the exercise price		$212,823		$180,497
Intrinsic value of vested restricted stock awards where the market value exceeds the exercise price		$74,736		$56,546

The following table outlines the vesting schedule of the unvested restricted stock awards.

Vesting Schedule

of

Unvested Restricted Stock Awards

September 30, 2012

Grant Date	Vesting Date	# of Restricted Shares
1/28/2010	1/28/2013	4,682
1/27/2011	1/27/2013	2,110
1/27/2011	1/27/2014	2,111
3/5/2012	12/31/2012	3,120
3/5/2012	1/26/2013	2,435
3/5/2012	1/26/2014	2,436
3/5/2012	1/26/2015	2,436
Total Issued		19,330